RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations

	Property, plant and equipment	Lease liabilities Current (*)	Lease liabilities Non Current (*)

Closing balance as of December 31, 2018 - IFRS 16	5,817,609	8,030	65,798
Initial recognition of right-of-use assets	280,493	—	—
Initial recognition of lease liabilities	—	34,848	245,645
Opening balance as of January 1, 2019 - IFRS 16	6,098,102	42,878	311,443

(*) Lease liabilities in the Consolidated Financial Statements as of December 31, 2018.